Loss Per Share - Summary of Diluted Net Loss Per Share Excluded from Loss Per Share (Details) - shares	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
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Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	4,090,109	3,490,109	3,400,559